Concentration of Credit Risk - Schedule Of Gross Written Premium From Major Brokers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment Holdings [Line Items]
Gross written premiums, percentage	100.00%	100.00%	100.00%
Gross written premiums	$ 3,703.6	$ 3,442.4	$ 3,446.9
Aon Corporation (1)
Investment Holdings [Line Items]
Gross written premiums, percentage	15.80%	13.40%	15.80%
Marsh & McLennan Companies, Inc.
Investment Holdings [Line Items]
Gross written premiums, percentage	15.40%	13.60%	15.80%
Willis Group Holdings, Ltd.
Investment Holdings [Line Items]
Gross written premiums, percentage	10.40%	10.30%	12.40%
Others
Investment Holdings [Line Items]
Gross written premiums, percentage	58.40%	62.70%	56.00%